Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 25, 2015	Oct. 26, 2014
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 1,226,406	$ 934,472
Goodwill acquired	488,476	291,934
Purchase Adjustments	7,096
Impairment charge	(21,537)
Product line Disposal	(957)
Balance at the end of the period	1,699,484	1,226,406
Grocery Products
Changes in the carrying amount of goodwill
Balance at the beginning of the period	322,942	322,942
Product line Disposal	(521)
Balance at the end of the period	322,421	322,942
Refrigerated Foods
Changes in the carrying amount of goodwill
Balance at the beginning of the period	96,643	96,643
Goodwill acquired	488,476
Product line Disposal	(435)
Balance at the end of the period	584,684	96,643
Jennie-O Turkey Store
Changes in the carrying amount of goodwill
Balance at the beginning of the period	203,214	203,214
Balance at the end of the period	203,214	203,214
Specialty Foods
Changes in the carrying amount of goodwill
Balance at the beginning of the period	470,857	207,028
Goodwill acquired		263,829
Purchase Adjustments	7,096
Impairment charge	(21,537)
Balance at the end of the period	456,416	470,857
International & Other
Changes in the carrying amount of goodwill
Balance at the beginning of the period	132,750	104,645
Goodwill acquired		28,105
Product line Disposal	(1)
Balance at the end of the period	$ 132,749	$ 132,750